Summary of Movements in Allowance for Credit Losses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Financing Receivable, Allowance for Credit Losses [Abstract]
Balance as of January 1	$ 18	¥ 118	¥ 9	¥ 0
Additions	136	888	109	9
Charge-offs	(37)	(242)	0	0
Balance as of December 31	$ 117	¥ 764	¥ 118	¥ 9